Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	001
Entity tax identification number	84-2885657
TOTAL INVESTMENTS	$ 39,054,635
Participant loan, current value	1,337,106
Asset held for investment	$ 40,391,741
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: FIDELITY GOVT MMKT K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 8,633
Investment, Identifier [Axis]: JOHN HANCOCK DISC VALUE MC R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	579,813
Investment, Identifier [Axis]: JP MORGAN SMALL CAP GROWTH R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	730,830
Investment, Identifier [Axis]: KINETIK HOLDINGS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	334,245
Investment, Identifier [Axis]: MASSMUTUAL SEL MID CAP GR I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	516,869
Investment, Identifier [Axis]: MFS GROWTH FUND R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,146,869
Investment, Identifier [Axis]: MFS INTL DIVERSIFICATION R4 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	569,597
Investment, Identifier [Axis]: PIMCO INCOME FUND INSTITUTIONAL | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	320,982
Investment, Identifier [Axis]: PIONEER BOND FUND – K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	915,581
Investment, Identifier [Axis]: PUTNAM LARGE CAP VALUE R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,121,813
Investment, Identifier [Axis]: PUTNAM STABLE VALUE | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	635,671
Investment, Identifier [Axis]: UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	207,147
Investment, Identifier [Axis]: VANG TOT INTL STK IND ADM | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,719,541
Investment, Identifier [Axis]: VANGUARD 500 INDEX FUND – ADMIRAL | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,315,539
Investment, Identifier [Axis]: VANGUARD EXT MKT IDX - ADMIRAL | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	855,738
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET INC I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	18,121
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2020 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	619,488
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2025 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,456,201
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2030 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,993,350
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2035 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,413,701
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2040 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,007,641
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2045 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,502,565
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2050 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,304,533
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2055 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,870,069
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2060 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,653,372
Investment, Identifier [Axis]: VANGUARD INSTITUTIONAL TARGET RETIREMENT 2065 I | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	847,892
Investment, Identifier [Axis]: VANGUARD TOT BND MKT IND-ADM | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 388,838